Senior Secured Revolving Credit Facility (Detail) (Collateralized, $60 million senior secured revolving credit facility, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Collateralized | $60 million senior secured revolving credit facility
Debt Instrument [Line Items]
Long and short-term loans raised	$ 70.0
Long and short-term loans repaid	(20.0)
Balance at end	$ 50.0